Intellectual property (Details Narrative)	12 Months Ended
Dec. 31, 2016 CAD shares
Intellectual Property Details
Technology use term	10 years
Convertable preferred shares | shares	8,000,000
Historic carrying value of preferred shares	CAD 200,000
Fair value of consideration	CAD 25,300,000
Estimated useful life of asset	15 years
Annual amortization expense 2017	CAD 1,700,000
Annual amortization expense 2018	1,700,000
Annual amortization expense 2019	1,700,000
Annual amortization expense 2020	1,700,000
Annual amortization expense 2021	1,700,000
Amortization expense total	CAD 8,500,000